Refund of WoW Game Points (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 07, 2009 CNY (¥)
Refund of WoW game points
Refund of game points						¥ 169,998,682
Other operating income				¥ 26,000,000
Legal liability	2 years	10 years	10 years
Liability related to refund of WOW game points, release period		10 years	10 years
Gain on debt relief of WoW		¥ 175,301,585	$ 24,690,712
Legal liability, maximum statute of limitation period		20 years	20 years
World of Warcraft ("WoW")
Refund of WoW game points
Refund of game points		¥ 170,000,000			$ 23,900,000	¥ 175,300,000	$ 24,700,000	¥ 201,000,000
Advances from customer, current		¥ 5,300,000			$ 800,000